Employee benefits - Summary of Fair Value of Plan Assets Japanese Plans (Detail) - Japanese Defined Benefit Plans [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	¥ 13,843	¥ 44,317	¥ 13,349
Equity securities	31,660	32,269	24,715
Fixed income:
Government bonds	10,005	9,820	7,833
Corporate bonds	4,222	3,635	3,952
Commingled funds	316,319	295,963	303,030
Private equity	49,777	43,023	35,866
Hedge funds	49,107	47,384	48,461
Total	474,933	476,411	437,206
Quoted Market Prices in Active Market [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	13,843	44,317	13,349
Equity securities	28,175	28,288	21,377
Fixed income:
Government bonds	1,122	1,149	1,087
Corporate bonds	31	19	20
Commingled funds	0	0	0
Private equity	0	0	0
Total	43,171	73,773	35,833
Unquoted Market Prices in Active Market [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0	0
Equity securities	3,485	3,981	3,338
Fixed income:
Government bonds	8,883	8,671	6,746
Corporate bonds	4,191	3,616	3,932
Commingled funds	316,319	295,963	303,030
Private equity	49,777	43,023	35,866
Hedge funds	49,107	47,384	48,461
Total	¥ 431,762	¥ 402,638	¥ 401,373